FINANCIAL INSTRUMENTS - Hedging Instruments Outstanding (Details)	12 Months Ended
	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 DKK (kr)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 UYU ($)	Dec. 31, 2023 INR (₨)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 COP ($)	Dec. 31, 2023 ARS ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 CLP ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 DKK (kr)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 INR (₨)	Dec. 31, 2022 COP ($)	Dec. 31, 2022 ARS ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 CLP ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2023 USD ($) INR (₨) COP ($) MXN ($) CLP ($) DKK (kr) UYU ($) EUR (€) ARS ($) GBP (£) AUD ($) BRL (R$)	Dec. 31, 2022 USD ($) COP ($) INR (₨) CLP ($) DKK (kr) ARS ($) MXN ($) GBP (£) AUD ($) BRL (R$)
United States dollar (USD)
Disclosure of detailed information about hedging instruments [line items]
Fair value (liabilities)																					$ (1,167,000)	$ (3,886,000)
Foreign exchange forward contracts | Settlement 1
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					876.95	920.50
Notional foreign currency rate										$ 875.93									$ 858.02
Foreign exchange forward contracts | Settlement 2
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					890.85	919.60
Notional foreign currency rate										877.33									858.02
Foreign exchange forward contracts | Settlement 3
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					39.36	920.20
Notional foreign currency rate				$ 39.37															858.02
Foreign exchange forward contracts | Settlement 4
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					1.46	4,774.65
Notional foreign currency rate	$ 1.46															$ 4,831.78
Foreign exchange forward contracts | Settlement 5
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					6.67	81.92
Notional foreign currency rate		kr 6.72													₨ 82.85
Foreign exchange forward contracts | Settlement 6
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																						4,810.5
Notional foreign currency rate																4,860.91
Foreign exchange forward contracts | Settlement 7
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																						19.63
Notional foreign currency rate																		$ 19.69
Foreign exchange forward contracts | Settlement 1
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					1.54	191.95
Notional foreign currency rate	$ 1.46																$ 192.57
Foreign exchange forward contracts | Settlement 2
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					6.82	19.87
Notional foreign currency rate		kr 6.71																$ 19.59
Foreign exchange forward contracts | Settlement 3
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					0.82	4,847.49
Notional foreign currency rate			£ 0.78													4,834.53
Foreign exchange forward contracts | Settlement 4
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					0.79	4,858.43
Notional foreign currency rate			£ 0.78													4,834.53
Foreign exchange forward contracts | Settlement 5
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					39.46	4,856.25
Notional foreign currency rate				39.21												4,834.53
Foreign exchange forward contracts | Settlement 6
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨																					83.51	83.05
Notional foreign currency rate | ₨					₨ 83.31										82.98
Foreign exchange forward contracts | Settlement 7
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					83.44	1.21
Notional foreign currency rate					83.25									£ 1.21
Foreign exchange forward contracts | Settlement 8
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					0.91	856.55
Notional foreign currency rate						€ 0.90													861.90
Foreign exchange forward contracts | Settlement 9
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					4,006.5	6.93
Notional foreign currency rate							$ 3,846.04						kr 6.89
Foreign exchange forward contracts | Settlement 10
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					4,005.08	0.67
Notional foreign currency rate							3,846.03					$ 0.68
Foreign exchange forward contracts | Settlement 11
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					4,004.07
Notional foreign currency rate							3,846.02
Foreign exchange forward contracts | Settlement 12
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					3,898.5
Notional foreign currency rate							3,868.41
Foreign exchange forward contracts | Settlement 13
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					3,907
Notional foreign currency rate							3,866.64
Foreign exchange forward contracts | Settlement 14
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					3,901.8
Notional foreign currency rate							3,865.84
Cash flow hedges | Foreign exchange forward contracts
Disclosure of detailed information about hedging instruments [line items]
Fair value (liabilities)																						$ (1,571,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 1
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					560.00	4,667.5
Notional foreign currency rate								$ 808.48								4,834.53
Fair value (liabilities)																					$ (1,000)	$ (486,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 1 | United States dollar (USD)
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					289.90	278.24
Fair value (liabilities)																					$ (393,000)	$ (910,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 2
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨																					83.21	82.54
Notional foreign currency rate | ₨					83.28										82.85
Fair value (liabilities)																					$ (2,000)	$ (26,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 2 | United States dollar (USD)
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					302.36	188.83
Fair value (liabilities)																					$ (383,000)	$ (71,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 3
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨																						82.03
Notional foreign currency rate | ₨															82.98
Fair value (liabilities)																						$ (11,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 3 | United States dollar (USD)
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					315.09	289.9
Fair value (liabilities)																					$ (391,000)	$ (886,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 4
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																						4,659.5
Notional foreign currency rate																4,860.91
Fair value (liabilities)																						$ (580,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 4 | United States dollar (USD)
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																						198.85
Fair value (liabilities)																						$ (70,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 5
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																						4,729
Notional foreign currency rate																4,888.69
Fair value (liabilities)																						$ (452,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 5 | United States dollar (USD)
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																						302.36
Fair value (liabilities)																						$ (890,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 6
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨																						83.04
Notional foreign currency rate | ₨															83.30
Fair value (liabilities)																						$ (9,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 6 | United States dollar (USD)
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																						208.72
Fair value (liabilities)																						$ (75,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 7
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨																						83.01
Notional foreign currency rate | ₨															83.30
Fair value (liabilities)																						$ (7,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 7 | United States dollar (USD)
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																						315.09
Fair value (liabilities)																						$ (901,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 8 | United States dollar (USD)
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																						219.34
Fair value (liabilities)																						$ (83,000)
Cash flow hedges | Foreign exchange forward contracts
Disclosure of detailed information about hedging instruments [line items]
Fair value assets																					8,078,000	$ 2,957,000
Fair value (liabilities)																					(3,000)
Cash flow hedges | Foreign exchange forward contracts | United States dollar (USD)
Disclosure of detailed information about hedging instruments [line items]
Fair value assets																					$ 558,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 1
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					83.53	5.36
Notional foreign currency rate					83.29															R$ 5.25
Fair value assets																					$ 9,000	$ 55,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 1 | United States dollar (USD)
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					198.85
Fair value assets																					$ 188,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 2
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					83.53	995.20
Notional foreign currency rate					83.29														858.02
Fair value assets																					$ 6,000	$ 789,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 2 | United States dollar (USD)
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					208.72
Fair value assets																					$ 189,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 3
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					40.55	994.25
Notional foreign currency rate				39.22															866.45
Fair value assets																					$ 127,000	$ 685,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 3 | United States dollar (USD)
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					219.34
Fair value assets																					$ 181,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 4
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					18.30	5,161.25
Notional foreign currency rate									$ 17.05							4,919.18
Fair value assets																					$ 504,000	$ 283,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 5
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					4,314.5	5,160
Notional foreign currency rate							3,849.1									$ 4,918.15
Fair value assets																					$ 1,129,000	$ 388,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 6
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					4,445.5	992.20
Notional foreign currency rate							3,850.4												$ 861.47
Fair value assets																					$ 1,366,000	$ 708,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 7
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					923.00	83.66
Notional foreign currency rate										876.27					83.15
Fair value assets																					$ 263,000	$ 42,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 8
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					5.18	83.15
Notional foreign currency rate											R$ 4.87				82.98
Fair value assets																					$ 187,000	$ 6,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 9
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨																					83.64	83.01
Notional foreign currency rate | ₨					83.39										₨ 82.98
Fair value assets																					$ 9,000	$ 1,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 10
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨																					83.64
Notional foreign currency rate | ₨					83.39
Fair value assets																					$ 6,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 11
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					40.30
Notional foreign currency rate				$ 39.61
Fair value assets																					$ 87,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 12
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					18.78
Notional foreign currency rate									17.16
Fair value assets																					$ 639,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 13
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					4,415.71
Notional foreign currency rate							3,875.77
Fair value assets																					$ 800,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 14
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					924.70
Notional foreign currency rate										877.77
Fair value assets																					$ 264,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 15
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					4,074.9
Notional foreign currency rate							3,869.88
Fair value assets																					$ 263,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 16
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					4,177.65
Notional foreign currency rate							3,871.87
Fair value assets																					$ 479,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 17
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | R$																					5.21
Notional foreign currency rate | R$											R$ 4.89
Fair value assets																					$ 197,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 18
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨																					83.55
Notional foreign currency rate | ₨					83.47
Fair value assets																					$ 3,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 19
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨																					83.54
Notional foreign currency rate | ₨					83.47
Fair value assets																					$ 2,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 20
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					18.83
Notional foreign currency rate									$ 17.24
Fair value assets																					$ 625,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 21
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					4,440
Notional foreign currency rate							$ 3,901.25
Fair value assets																					$ 794,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 22
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					935.50
Notional foreign currency rate										$ 879.35
Fair value assets																					$ 312,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 23
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨																					83.70
Notional foreign currency rate | ₨					83.62
Fair value assets																					$ 3,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 24
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨																					83.70
Notional foreign currency rate | ₨					83.62
Fair value assets																					$ 2,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 25
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨																					83.72
Notional foreign currency rate | ₨					₨ 83.62
Fair value assets																					$ 2,000